American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
May 31, 2025

Avantis Responsible U.S. Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	4	24
BWX Technologies, Inc.	2,159	271,170
Hexcel Corp.	1,383	73,147
Howmet Aerospace, Inc.	307	52,156
L3Harris Technologies, Inc.	325	79,410
Northrop Grumman Corp.	304	147,370
Woodward, Inc.	23	4,976
		628,253
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	839	80,519
Expeditors International of Washington, Inc.	4,750	535,467
FedEx Corp.	4,786	1,043,827
Forward Air Corp.(1)(2)	15	252
GXO Logistics, Inc.(1)	152	6,253
Hub Group, Inc., Class A	2,334	78,679
Radiant Logistics, Inc.(1)	2,996	17,796
United Parcel Service, Inc., Class B	8,390	818,361
		2,581,154
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	5,806	25,488
Aptiv PLC(1)	2,418	161,547
Autoliv, Inc.	3,437	353,392
BorgWarner, Inc.	6,012	198,937
Dana, Inc.	6,710	111,587
Dorman Products, Inc.(1)	765	98,922
Fox Factory Holding Corp.(1)	12	308
Gentex Corp.	4,456	96,116
Gentherm, Inc.(1)	521	14,257
Goodyear Tire & Rubber Co.(1)	11,806	134,707
LCI Industries	969	84,439
Lear Corp.	1,596	144,310
Modine Manufacturing Co.(1)	3,201	290,651
Motorcar Parts of America, Inc.(1)	1,016	11,318
Patrick Industries, Inc.	150	12,879
Phinia, Inc.	2,253	97,780
Standard Motor Products, Inc.	476	14,423
Visteon Corp.(1)	798	67,371
		1,918,432
Automobiles — 1.8%
Ford Motor Co.	84,555	877,681
General Motors Co.	28,057	1,391,908
Harley-Davidson, Inc.	5,469	132,404
Lucid Group, Inc.(1)(2)	2,636	5,878
Rivian Automotive, Inc., Class A(1)(2)	656	9,532
Tesla, Inc.(1)	11,249	3,897,329
Thor Industries, Inc.	1,807	146,710
Winnebago Industries, Inc.	1,451	49,232
		6,510,674

Banks — 5.9%
ACNB Corp.	12	499
Amalgamated Financial Corp.	213	6,437
Amerant Bancorp, Inc.	1,255	22,000
Associated Banc-Corp.	5,098	118,121
Atlantic Union Bankshares Corp.	3,051	91,591
Banc of California, Inc.	1,556	21,348
BancFirst Corp.	476	58,884
Bancorp, Inc.(1)	2,097	107,157
Bank First Corp.	26	3,024
Bank of America Corp.	44,400	1,959,372
Bank of Hawaii Corp.	1,251	83,204
Bank of NT Butterfield & Son Ltd.	2,063	86,976
Bank OZK	3,996	177,143
BankUnited, Inc.	2,741	93,139
Banner Corp.	1,260	77,679
Bar Harbor Bankshares	656	19,076
BayCom Corp.	48	1,267
Berkshire Hills Bancorp, Inc.	1,376	34,070
BOK Financial Corp.	854	80,635
Business First Bancshares, Inc.	222	5,281
Byline Bancorp, Inc.	836	21,627
Camden National Corp.	476	18,726
Central Pacific Financial Corp.	1,196	31,933
Citigroup, Inc.	22,930	1,727,088
Citizens Financial Group, Inc.	10,408	419,963
City Holding Co.	8	943
Columbia Banking System, Inc.	5,671	132,588
Columbia Financial, Inc.(1)	836	11,963
Comerica, Inc.	3,986	227,561
Commerce Bancshares, Inc.	2,765	174,223
Community Financial System, Inc.	854	48,029
Cullen/Frost Bankers, Inc.	1,038	131,805
Customers Bancorp, Inc.(1)	1,274	64,923
CVB Financial Corp.	3,198	59,962
Dime Community Bancshares, Inc.	1,413	36,258
Eagle Bancorp, Inc.	1,016	17,882
East West Bancorp, Inc.	4,177	380,942
Enterprise Financial Services Corp.	113	5,982
Farmers & Merchants Bancorp, Inc.	476	11,334
Farmers National Banc Corp.	385	5,094
FB Financial Corp.	935	40,813
Fifth Third Bancorp	14,083	537,830
First BanCorp	7,107	141,998
First Bancorp, Inc.	656	15,869
First Bancorp/Southern Pines NC	54	2,234
First Busey Corp.	3,248	71,846
First Business Financial Services, Inc.	39	1,902
First Commonwealth Financial Corp.	2,838	44,330
First Financial Bancorp	2,423	58,540
First Financial Bankshares, Inc.	2,287	80,640
First Financial Corp.	2	104
First Hawaiian, Inc.	3,034	72,452
First Horizon Corp.	11,924	237,049
First Interstate BancSystem, Inc., Class A	1,376	37,358

First Merchants Corp.	1,303	49,123
First Mid Bancshares, Inc.	571	20,145
First of Long Island Corp.	836	9,923
Flushing Financial Corp.	1,016	12,222
FNB Corp.	9,498	131,737
FS Bancorp, Inc.	656	25,197
German American Bancorp, Inc.	656	25,069
Glacier Bancorp, Inc.	1,133	46,985
HarborOne Bancorp, Inc.	394	4,484
Heritage Financial Corp.	9	210
Hilltop Holdings, Inc.	1,192	35,545
Home BancShares, Inc.	3,630	102,693
HomeStreet, Inc.(1)	836	10,893
HomeTrust Bancshares, Inc.	30	1,083
Hope Bancorp, Inc.	3,944	39,598
Horizon Bancorp, Inc.	375	5,565
Huntington Bancshares, Inc.	20,680	323,228
Independent Bank Corp.	1,034	63,591
Independent Bank Corp. (Michigan)	836	26,359
JPMorgan Chase & Co.	21,185	5,592,840
KeyCorp	25,916	411,028
Lakeland Financial Corp.	520	31,132
M&T Bank Corp.	3,884	709,374
Mercantile Bank Corp.	577	25,480
Meridian Corp.	491	6,628
National Bank Holdings Corp., Class A	1,025	37,054
NB Bancorp, Inc.(1)	1,755	29,572
NBT Bancorp, Inc.	1,470	61,519
Nicolet Bankshares, Inc.	30	3,679
Northeast Bank	476	39,903
Northfield Bancorp, Inc.	1,376	16,072
OFG Bancorp	1,945	80,017
Old National Bancorp	6,985	145,707
Old Second Bancorp, Inc.	989	16,358
OP Bancorp	375	4,618
Origin Bancorp, Inc.	185	6,307
Pacific Premier Bancorp, Inc.	4,320	91,584
Park National Corp.	17	2,763
Pathward Financial, Inc.	1,362	106,304
PCB Bancorp	836	16,168
Peoples Bancorp, Inc.	1,039	30,463
Pinnacle Financial Partners, Inc.	1,222	129,874
PNC Financial Services Group, Inc.	4,178	726,178
Popular, Inc.	3,441	356,247
Prosperity Bancshares, Inc.	1,781	124,047
Provident Financial Services, Inc.	3,735	62,374
QCR Holdings, Inc.	90	6,057
Regions Financial Corp.	23,339	500,388
Renasant Corp.	1,386	48,579
S&T Bancorp, Inc.	108	3,959
Seacoast Banking Corp. of Florida	1,597	41,250
Sierra Bancorp	656	17,955
Simmons First National Corp., Class A	2,088	39,171
Southern Missouri Bancorp, Inc.	296	15,587
Southside Bancshares, Inc.	930	26,217

SouthState Corp.	1,211	106,326
Stock Yards Bancorp, Inc.	4	294
Synovus Financial Corp.	5,338	255,317
TFS Financial Corp.	1,196	15,799
Towne Bank	165	5,702
TriCo Bancshares	126	5,027
Truist Financial Corp.	14,269	563,625
TrustCo Bank Corp.	656	20,362
Trustmark Corp.	218	7,512
U.S. Bancorp	14,812	645,655
UMB Financial Corp.	1,730	178,398
United Community Banks, Inc.	3,005	86,364
Valley National Bancorp	7,156	62,830
Veritex Holdings, Inc.	198	4,792
WaFd, Inc.	1,964	55,817
Webster Financial Corp.	3,622	186,461
WesBanco, Inc.	40	1,231
Westamerica Bancorporation	854	41,035
Western Alliance Bancorp	2,704	195,797
Wintrust Financial Corp.	1,958	233,805
Zions Bancorp NA	5,098	241,441
		21,328,387
Beverages — 0.8%
Brown-Forman Corp., Class A	224	7,443
Brown-Forman Corp., Class B	1,596	53,211
Coca-Cola Co.	19,051	1,373,577
Constellation Brands, Inc., Class A	1,048	186,848
Keurig Dr. Pepper, Inc.	4,397	148,047
Molson Coors Beverage Co., Class B	3,992	213,931
PepsiCo, Inc.	7,313	961,294
Vita Coco Co., Inc.(1)	190	6,762
		2,951,113
Biotechnology — 2.7%
AbbVie, Inc.	10,613	1,975,185
ACADIA Pharmaceuticals, Inc.(1)	321	6,924
Agios Pharmaceuticals, Inc.(1)	1,068	34,272
Alkermes PLC(1)	1,211	37,069
Alnylam Pharmaceuticals, Inc.(1)	12	3,655
Altimmune, Inc.(1)(2)	763	4,143
Amgen, Inc.	3,645	1,050,416
AnaptysBio, Inc.(1)(2)	18	400
Anika Therapeutics, Inc.(1)	385	4,293
Apogee Therapeutics, Inc.(1)	17	623
Biogen, Inc.(1)	1,735	225,186
BioMarin Pharmaceutical, Inc.(1)	2,160	125,431
Blueprint Medicines Corp.(1)	16	1,622
Catalyst Pharmaceuticals, Inc.(1)	5,086	126,947
CRISPR Therapeutics AG(1)(2)	289	10,488
Cytokinetics, Inc.(1)	570	17,681
Denali Therapeutics, Inc.(1)	828	10,963
Dynavax Technologies Corp.(1)	6,007	58,809
Emergent BioSolutions, Inc.(1)	911	5,757
Enanta Pharmaceuticals, Inc.(1)	296	1,755
Entrada Therapeutics, Inc.(1)	742	5,639
Exact Sciences Corp.(1)	253	14,239

Exelixis, Inc.(1)	5,615	241,670
Gilead Sciences, Inc.	20,683	2,276,785
GRAIL, Inc.(1)(2)	148	5,685
Halozyme Therapeutics, Inc.(1)	3,814	213,851
HilleVax, Inc.(1)(2)	520	972
Incyte Corp.(1)	2,525	164,276
Insmed, Inc.(1)	125	8,716
Ionis Pharmaceuticals, Inc.(1)	38	1,273
Kura Oncology, Inc.(1)	1,215	6,913
Madrigal Pharmaceuticals, Inc.(1)(2)	8	2,202
Merus NV(1)	8	449
Moderna, Inc.(1)	3,884	103,159
Monte Rosa Therapeutics, Inc.(1)(2)	4,202	17,564
Myriad Genetics, Inc.(1)	3	13
Neurocrine Biosciences, Inc.(1)	1,055	129,786
PTC Therapeutics, Inc.(1)	572	27,753
Regeneron Pharmaceuticals, Inc.	1,016	498,124
REGENXBIO, Inc.(1)	1,617	14,310
Relay Therapeutics, Inc.(1)	5	15
Rigel Pharmaceuticals, Inc.(1)	1,135	21,792
Rocket Pharmaceuticals, Inc.(1)	2	5
Tyra Biosciences, Inc.(1)	10	91
Ultragenyx Pharmaceutical, Inc.(1)	18	613
United Therapeutics Corp.(1)	1,093	348,503
Vanda Pharmaceuticals, Inc.(1)	1,556	6,753
Vaxcyte, Inc.(1)	28	910
Vertex Pharmaceuticals, Inc.(1)	4,454	1,968,891
Verve Therapeutics, Inc.(1)	6	27
Viking Therapeutics, Inc.(1)	6	161
Xencor, Inc.(1)	1,032	8,256
		9,791,015
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	51,314	10,519,883
Coupang, Inc.(1)	23,666	663,831
Dillard's, Inc., Class A	116	45,938
eBay, Inc.	2,241	163,974
Etsy, Inc.(1)	937	51,863
Kohl's Corp.	6,115	49,715
Macy's, Inc.	14,081	167,423
MercadoLibre, Inc.(1)	641	1,643,069
Ollie's Bargain Outlet Holdings, Inc.(1)	1,210	134,855
		13,440,551
Building Products — 1.2%
A.O. Smith Corp.	3,442	221,355
AAON, Inc.	1,162	111,889
Advanced Drainage Systems, Inc.	2,984	328,121
Allegion PLC	864	123,293
Apogee Enterprises, Inc.	1,028	39,732
Armstrong World Industries, Inc.	1,962	305,346
AZEK Co., Inc.(1)	1,216	60,204
AZZ, Inc.	4	363
Builders FirstSource, Inc.(1)	2,781	299,458
Carlisle Cos., Inc.	1,405	534,153
Carrier Global Corp.	3,696	263,155
Fortune Brands Innovations, Inc.	1,052	53,021

Gibraltar Industries, Inc.(1)	1,481	86,757
Griffon Corp.	2,109	144,994
Hayward Holdings, Inc.(1)	1,016	14,173
Insteel Industries, Inc.	836	29,277
Janus International Group, Inc.(1)	6,124	50,033
JELD-WEN Holding, Inc.(1)	3,821	13,947
Johnson Controls International PLC	1,535	155,603
Lennox International, Inc.	510	287,870
Masco Corp.	1,213	75,715
Masterbrand, Inc.(1)	5,663	57,763
Owens Corning	2,295	307,415
Quanex Building Products Corp.	1,959	32,774
Simpson Manufacturing Co., Inc.	1,178	183,415
Trane Technologies PLC	868	373,474
Trex Co., Inc.(1)	2,720	151,966
UFP Industries, Inc.	766	74,731
Zurn Elkay Water Solutions Corp.	2,002	72,452
		4,452,449
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	116	20,416
Ameriprise Financial, Inc.	3,031	1,543,506
Ares Management Corp., Class A	1,037	171,623
Artisan Partners Asset Management, Inc., Class A	2,207	88,942
Bank of New York Mellon Corp.	10,242	907,544
Blackrock, Inc.	660	646,727
Blackstone, Inc.	4,567	633,717
Carlyle Group, Inc.	7,650	345,780
Cboe Global Markets, Inc.	658	150,761
Charles Schwab Corp.	11,701	1,033,666
CME Group, Inc.	2,579	745,331
Cohen & Steers, Inc.	1,016	78,069
Coinbase Global, Inc., Class A(1)	1,959	483,129
Diamond Hill Investment Group, Inc.	116	16,386
Donnelley Financial Solutions, Inc.(1)	656	35,739
Evercore, Inc., Class A	1,187	274,779
FactSet Research Systems, Inc.	500	229,130
Federated Hermes, Inc.	1,736	73,259
Franklin Resources, Inc.	5,298	114,649
Goldman Sachs Group, Inc.	3,996	2,399,398
Houlihan Lokey, Inc.	46	8,035
Intercontinental Exchange, Inc.	1,383	248,663
Invesco Ltd.	8,752	126,554
Janus Henderson Group PLC	3,088	112,187
Jefferies Financial Group, Inc.	3,706	180,112
KKR & Co., Inc.	6,758	820,827
Lazard, Inc.	3,434	149,036
LPL Financial Holdings, Inc.	1,221	472,722
MarketAxess Holdings, Inc.	490	106,041
Moelis & Co., Class A	1,980	113,078
Moody's Corp.	870	417,008
Morgan Stanley	12,623	1,616,123
Morningstar, Inc.	116	35,777
MSCI, Inc.	126	71,067
Nasdaq, Inc.	476	39,765
Northern Trust Corp.	3,807	406,359

Piper Sandler Cos.	852	214,235
Raymond James Financial, Inc.	4,556	669,641
S&P Global, Inc.	1,440	738,518
SEI Investments Co.	3,788	322,965
State Street Corp.	4,987	480,148
Stifel Financial Corp.	3,621	341,171
T. Rowe Price Group, Inc.	2,513	235,192
Tradeweb Markets, Inc., Class A	655	94,615
Victory Capital Holdings, Inc., Class A	1,111	68,893
Virtu Financial, Inc., Class A	126	5,064
WisdomTree, Inc.	5,423	51,193
		18,137,540
Chemicals — 0.6%
Albemarle Corp.	1,575	87,822
Ashland, Inc.	1,268	62,779
Avient Corp.	1,622	58,603
Axalta Coating Systems Ltd.(1)	2,911	89,659
Balchem Corp.	4	667
DuPont de Nemours, Inc.	3,821	255,243
Element Solutions, Inc.	836	17,874
FMC Corp.	3,549	143,947
Hawkins, Inc.	1,210	161,523
Huntsman Corp.	6,652	74,103
Ingevity Corp.(1)	1,399	57,877
International Flavors & Fragrances, Inc.	1,426	109,174
Koppers Holdings, Inc.	478	14,684
Minerals Technologies, Inc.	1,334	75,744
PPG Industries, Inc.	1,042	115,453
PureCycle Technologies, Inc.(1)(2)	1,889	17,964
Quaker Chemical Corp.	391	42,400
RPM International, Inc.	290	33,014
Sherwin-Williams Co.	1,604	575,531
Stepan Co.	558	30,294
Trinseo PLC	22	67
		2,024,422
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	1,559	5,597
Brady Corp., Class A	1,194	83,305
Cintas Corp.	2,796	633,294
Civeo Corp.	836	18,233
Clean Harbors, Inc.(1)	792	179,618
Copart, Inc.(1)	8,857	455,958
Deluxe Corp.	590	8,419
Ennis, Inc.	1,016	18,969
Healthcare Services Group, Inc.(1)	1,016	14,326
HNI Corp.	1,869	86,965
Interface, Inc.	3,738	75,096
Liquidity Services, Inc.(1)	1,196	27,951
MillerKnoll, Inc.	3,980	67,143
MSA Safety, Inc.	235	38,298
OPENLANE, Inc.(1)	104	2,385
Pitney Bowes, Inc.	670	6,901
Pursuit Attractions & Hospitality, Inc.(1)	7	195
Rollins, Inc.	1,576	90,226
Steelcase, Inc., Class A	5,470	56,396

Tetra Tech, Inc.	1,432	50,034
UniFirst Corp.	190	35,826
Veralto Corp.	577	58,294
Vestis Corp.	294	1,811
		2,015,240
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	867	6,962
Arista Networks, Inc.(1)	9,345	809,651
Ciena Corp.(1)	2,894	231,694
Cisco Systems, Inc.	10,604	668,476
Extreme Networks, Inc.(1)	1,444	22,627
F5, Inc.(1)	307	87,612
Juniper Networks, Inc.	2,120	76,171
Lumentum Holdings, Inc.(1)	16	1,156
Motorola Solutions, Inc.	508	211,013
NETGEAR, Inc.(1)	478	14,020
NetScout Systems, Inc.(1)	233	5,322
Viasat, Inc.(1)	2,615	22,829
Viavi Solutions, Inc.(1)	6	55
		2,157,588
Construction and Engineering — 0.1%
AECOM	40	4,394
API Group Corp.(1)	410	19,135
Centuri Holdings, Inc.(1)	983	20,525
Comfort Systems USA, Inc.	49	23,433
Everus Construction Group, Inc.(1)	2,411	139,621
Granite Construction, Inc.	28	2,505
Limbach Holdings, Inc.(1)	841	107,833
Matrix Service Co.(1)	1,669	20,395
MYR Group, Inc.(1)	14	2,196
WillScot Holdings Corp.	3,859	104,000
		444,037
Construction Materials — 0.1%
Knife River Corp.(1)	1,948	183,307
Vulcan Materials Co.	515	136,511
		319,818
Consumer Finance — 1.8%
Ally Financial, Inc.	11,517	403,095
American Express Co.	3,486	1,025,058
Bread Financial Holdings, Inc.	2,367	121,285
Capital One Financial Corp.	15,122	2,860,326
Credit Acceptance Corp.(1)	107	51,071
Encore Capital Group, Inc.(1)	1,465	55,524
Enova International, Inc.(1)	656	60,792
Green Dot Corp., Class A(1)	1,376	12,714
LendingClub Corp.(1)	4,514	45,275
Navient Corp.	4,504	60,534
Nelnet, Inc., Class A	296	34,389
OneMain Holdings, Inc.	4,912	254,638
PRA Group, Inc.(1)	656	9,309
PROG Holdings, Inc.	1,582	45,609
Regional Management Corp.	476	12,590
SLM Corp.	12,604	407,991
SoFi Technologies, Inc.(1)	8,226	109,406
Synchrony Financial	16,083	927,185

World Acceptance Corp.(1)	116	17,920
		6,514,711
Consumer Staples Distribution & Retail — 3.3%
Andersons, Inc.	1,365	48,471
Chefs' Warehouse, Inc.(1)	577	36,801
Costco Wholesale Corp.	3,661	3,808,099
Dollar General Corp.	2,504	243,514
Dollar Tree, Inc.(1)	4,320	389,923
Kroger Co.	17,920	1,222,682
Natural Grocers by Vitamin Cottage, Inc.	1,127	55,031
PriceSmart, Inc.	974	105,172
SpartanNash Co.	1,818	35,378
Sprouts Farmers Market, Inc.(1)	6,017	1,040,099
Sysco Corp.	3,446	251,558
Target Corp.	8,745	822,117
U.S. Foods Holding Corp.(1)	42	3,323
United Natural Foods, Inc.(1)	3,108	95,012
Village Super Market, Inc., Class A	560	21,605
Walgreens Boots Alliance, Inc.	2,724	30,645
Walmart, Inc.	36,848	3,637,635
		11,847,065
Containers and Packaging — 0.6%
AptarGroup, Inc.	1,053	166,795
Ardagh Metal Packaging SA	1,717	6,696
Avery Dennison Corp.	671	119,257
Ball Corp.	5,797	310,603
Crown Holdings, Inc.	1,247	122,829
Graphic Packaging Holding Co.	10,281	228,444
Greif, Inc., Class A	1,026	57,046
Greif, Inc., Class B	116	6,989
Myers Industries, Inc.	16	203
Packaging Corp. of America	2,847	549,955
Sealed Air Corp.	2,469	79,502
Silgan Holdings, Inc.	288	15,860
Smurfit WestRock PLC	5,826	252,441
Sonoco Products Co.	3,555	161,895
TriMas Corp.	428	11,286
		2,089,801
Distributors — 0.2%
Genuine Parts Co.	2,700	341,604
LKQ Corp.	1,454	58,843
Pool Corp.	498	149,694
		550,141
Diversified Consumer Services — 0.4%
ADT, Inc.	1,916	15,941
Adtalem Global Education, Inc.(1)	942	124,372
Bright Horizons Family Solutions, Inc.(1)	7	905
Frontdoor, Inc.(1)	1,016	55,890
Graham Holdings Co., Class B	134	127,891
Grand Canyon Education, Inc.(1)	1,419	280,742
H&R Block, Inc.	1,016	57,861
Laureate Education, Inc., Class A(1)	6,702	150,795
Lincoln Educational Services Corp.(1)	1,186	28,227
OneSpaWorld Holdings Ltd.	1,916	36,136
Perdoceo Education Corp.	3,416	116,281

Service Corp. International	2,441	190,398
Stride, Inc.(1)	1,247	188,783
Udemy, Inc.(1)	2	15
Universal Technical Institute, Inc.(1)	2,361	83,886
		1,458,123
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	99,104	2,755,091
Cogent Communications Holdings, Inc.	795	36,340
Frontier Communications Parent, Inc.(1)	10,345	374,799
Iridium Communications, Inc.	4,882	124,003
Shenandoah Telecommunications Co.	1,439	18,103
Verizon Communications, Inc.	50,964	2,240,377
		5,548,713
Electric Utilities — 0.4%
Constellation Energy Corp.	2,287	700,165
Edison International	6,047	336,516
Exelon Corp.	9,249	405,291
		1,441,972
Electrical Equipment — 0.7%
Acuity, Inc.	628	163,211
AMETEK, Inc.	1,234	220,565
Array Technologies, Inc.(1)	1,182	7,801
Atkore, Inc.	2,332	151,813
Eaton Corp. PLC	1,229	393,526
Emerson Electric Co.	428	51,095
EnerSys	1,261	105,458
Fluence Energy, Inc.(1)(2)	2,724	12,803
Generac Holdings, Inc.(1)	908	110,894
Hubbell, Inc.	486	189,336
LSI Industries, Inc.	126	2,050
NEXTracker, Inc., Class A(1)	5,222	296,035
nVent Electric PLC	1,419	93,370
Regal Rexnord Corp.	73	9,741
Rockwell Automation, Inc.	257	81,096
Sensata Technologies Holding PLC	349	9,095
Sunrun, Inc.(1)	1,196	8,958
Thermon Group Holdings, Inc.(1)	851	22,075
Vertiv Holdings Co., Class A	6,567	708,776
		2,637,698
Electronic Equipment, Instruments and Components — 1.5%
Advanced Energy Industries, Inc.	828	95,038
Amphenol Corp., Class A	4,178	375,728
Arrow Electronics, Inc.(1)	1,072	126,903
Avnet, Inc.	3,953	197,690
Badger Meter, Inc.	296	73,473
Bel Fuse, Inc., Class B	193	14,243
Belden, Inc.	374	39,719
Benchmark Electronics, Inc.	656	23,957
CDW Corp.	1,221	220,220
Cognex Corp.	866	25,954
Coherent Corp.(1)	175	13,235
Corning, Inc.	16,148	800,779
CTS Corp.	836	34,017
ePlus, Inc.(1)	370	26,407
Fabrinet(1)	671	156,256

Flex Ltd.(1)	15,720	664,956
Insight Enterprises, Inc.(1)	562	73,279
IPG Photonics Corp.(1)	489	32,401
Jabil, Inc.	5,191	872,140
Keysight Technologies, Inc.(1)	1,996	313,452
Kimball Electronics, Inc.(1)	478	8,652
Knowles Corp.(1)	1,556	25,534
Littelfuse, Inc.	308	63,158
Methode Electronics, Inc.	656	5,215
Novanta, Inc.(1)	80	9,906
OSI Systems, Inc.(1)	13	2,848
PC Connection, Inc.	296	19,358
Plexus Corp.(1)	1,225	160,793
Sanmina Corp.(1)	1,216	102,983
ScanSource, Inc.(1)	656	26,489
TD SYNNEX Corp.	296	35,917
TE Connectivity PLC	2,779	444,835
Trimble, Inc.(1)	476	33,925
TTM Technologies, Inc.(1)	2,685	80,174
Vishay Intertechnology, Inc.	5,356	75,359
Vishay Precision Group, Inc.(1)	659	16,949
Vontier Corp.	1,399	50,014
Zebra Technologies Corp., Class A(1)	79	22,892
		5,364,848
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	956	5,564
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(1)	1,351	4,810
Electronic Arts, Inc.	1,785	256,647
IMAX Corp.(1)	1,172	32,640
Liberty Media Corp.-Liberty Live, Class C(1)	313	22,833
Live Nation Entertainment, Inc.(1)	890	122,099
Marcus Corp.	947	17,501
Netflix, Inc.(1)	1,503	1,814,467
Playtika Holding Corp.	54	256
Roku, Inc.(1)	336	24,347
Sphere Entertainment Co.(1)(2)	476	17,945
Take-Two Interactive Software, Inc.(1)	3,065	693,548
TKO Group Holdings, Inc.	119	18,779
Walt Disney Co.	4,693	530,497
Warner Bros Discovery, Inc.(1)	12,010	119,740
		3,676,109
Financial Services — 3.0%
Apollo Global Management, Inc.	5,134	670,963
AvidXchange Holdings, Inc.(1)	1,016	9,947
Cannae Holdings, Inc.	1,556	29,019
Cass Information Systems, Inc.	476	20,135
Corpay, Inc.(1)	666	216,523
Enact Holdings, Inc.	836	29,594
Equitable Holdings, Inc.	16,096	850,996
Essent Group Ltd.	3,772	218,776
Euronet Worldwide, Inc.(1)	485	52,516
EVERTEC, Inc.	15	543
Federal Agricultural Mortgage Corp., Class C	360	67,111
Fidelity National Information Services, Inc.	202	16,081

Fiserv, Inc.(1)	1,255	204,301
Global Payments, Inc.	76	5,746
Jack Henry & Associates, Inc.	1,513	274,110
Marqeta, Inc., Class A(1)	117	629
Mastercard, Inc., Class A	4,732	2,771,059
MGIC Investment Corp.	11,147	294,838
NCR Atleos Corp.(1)	826	21,897
NMI Holdings, Inc., Class A(1)	3,812	151,413
Payoneer Global, Inc.(1)	5,767	39,273
PayPal Holdings, Inc.(1)	4,003	281,331
PennyMac Financial Services, Inc.	1,407	135,072
Radian Group, Inc.	6,381	217,911
Rocket Cos., Inc., Class A(2)	70	893
Shift4 Payments, Inc., Class A(1)(2)	372	35,262
Visa, Inc., Class A	10,372	3,787,751
Voya Financial, Inc.	3,498	232,687
Walker & Dunlop, Inc.	1,395	95,544
Western Union Co.	6,971	64,691
WEX, Inc.(1)	307	40,810
		10,837,422
Food Products — 0.5%
Alico, Inc.	44	1,419
Archer-Daniels-Midland Co.	923	44,553
Bunge Global SA	4,209	328,933
Campbell's Co.	35	1,191
Darling Ingredients, Inc.(1)	3,795	118,252
Dole PLC	235	3,328
General Mills, Inc.	1,011	54,857
Hershey Co.	1,653	265,621
J.M. Smucker Co.	1,592	179,275
John B Sanfilippo & Son, Inc.	191	11,869
Kellanova	300	24,789
Lamb Weston Holdings, Inc.	1,689	94,212
Lancaster Colony Corp.	307	51,392
McCormick & Co., Inc.	41	2,982
Mondelez International, Inc., Class A	6,275	423,500
Vital Farms, Inc.(1)	714	22,734
WK Kellogg Co.	2,870	48,560
		1,677,467
Ground Transportation — 1.8%
ArcBest Corp.	1,241	77,798
Covenant Logistics Group, Inc.	740	16,798
CSX Corp.	35,626	1,125,425
Heartland Express, Inc.	1,376	12,315
JB Hunt Transport Services, Inc.	2,512	348,791
Knight-Swift Transportation Holdings, Inc.	2,215	98,169
Landstar System, Inc.	1,418	194,578
Lyft, Inc., Class A(1)	14,853	226,360
Marten Transport Ltd.	2,515	32,796
Norfolk Southern Corp.	3,336	824,392
Old Dominion Freight Line, Inc.	3,863	618,737
RXO, Inc.(1)	627	9,737
Ryder System, Inc.	2,327	342,372
Saia, Inc.(1)	860	227,393
Schneider National, Inc., Class B	2,468	57,184

Uber Technologies, Inc.(1)	5,459	459,429
U-Haul Holding Co.(1)	153	9,792
U-Haul Holding Co.	1,920	109,517
Union Pacific Corp.	7,246	1,606,148
XPO, Inc.(1)	1,322	150,483
		6,548,214
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	6,797	907,943
Align Technology, Inc.(1)	706	127,744
Avanos Medical, Inc.(1)	656	8,246
Baxter International, Inc.	1,231	37,546
Becton Dickinson & Co.	776	133,930
Boston Scientific Corp.(1)	7,303	768,714
Cooper Cos., Inc.(1)	1,379	94,158
Dentsply Sirona, Inc.	2,328	37,201
Dexcom, Inc.(1)	2,620	224,796
Edwards Lifesciences Corp.(1)	4,436	346,984
Embecta Corp.	65	684
GE HealthCare Technologies, Inc.	449	31,672
Globus Medical, Inc., Class A(1)	852	50,421
Haemonetics Corp.(1)	745	50,444
Hologic, Inc.(1)	1,619	100,653
IDEXX Laboratories, Inc.(1)	987	506,686
Inogen, Inc.(1)	66	424
Insulet Corp.(1)	116	37,704
Intuitive Surgical, Inc.(1)	1,156	638,505
Masimo Corp.(1)	137	22,263
Medtronic PLC	5,514	457,552
Merit Medical Systems, Inc.(1)	198	18,816
Neogen Corp.(1)	798	4,676
Novocure Ltd.(1)	6,737	128,744
OraSure Technologies, Inc.(1)	2,281	6,569
Penumbra, Inc.(1)	116	30,969
PROCEPT BioRobotics Corp.(1)	20	1,160
QuidelOrtho Corp.(1)	1,217	37,325
ResMed, Inc.	512	125,333
Stryker Corp.	1,044	399,476
Teleflex, Inc.	308	37,659
UFP Technologies, Inc.(1)	42	9,836
Zimmer Biomet Holdings, Inc.	1,781	164,155
Zimvie, Inc.(1)	1,171	10,703
		5,559,691
Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc.(1)	853	19,312
agilon health, Inc.(1)	1,737	3,856
AMN Healthcare Services, Inc.(1)	1,574	33,227
Astrana Health, Inc.(1)	271	6,718
Cardinal Health, Inc.	2,725	420,849
Castle Biosciences, Inc.(1)	190	3,034
Cencora, Inc.	1,974	574,908
Centene Corp.(1)	8,317	469,412
Chemed Corp.	130	74,729
Cigna Group	837	265,028
CorVel Corp.(1)	795	88,460
Cross Country Healthcare, Inc.(1)	1,321	17,411

CVS Health Corp.	2,285	146,331
DaVita, Inc.(1)	489	66,631
Elevance Health, Inc.	2,132	818,347
Encompass Health Corp.	1,378	166,600
Ensign Group, Inc.	1,685	248,133
Fulgent Genetics, Inc.(1)(2)	519	10,754
Guardant Health, Inc.(1)	12	487
HCA Healthcare, Inc.	685	261,252
HealthEquity, Inc.(1)	850	85,519
Henry Schein, Inc.(1)	22	1,540
Hims & Hers Health, Inc.(1)	24	1,358
Humana, Inc.	1,072	249,915
Labcorp Holdings, Inc.	1,261	313,951
McKesson Corp.	675	485,669
Molina Healthcare, Inc.(1)	1,901	579,881
National Research Corp.	476	6,431
NeoGenomics, Inc.(1)	814	5,926
Owens & Minor, Inc.(1)	2,504	16,526
Premier, Inc., Class A	2,931	67,354
Quest Diagnostics, Inc.	10	1,733
UnitedHealth Group, Inc.	2,491	752,058
		6,263,340
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	13	677
Health Catalyst, Inc.(1)	1,134	4,309
Teladoc Health, Inc.(1)	476	3,294
Veeva Systems, Inc., Class A(1)	618	172,855
		181,135
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	1,104	142,416
Aramark	656	26,568
Bloomin' Brands, Inc.	3,190	24,340
Booking Holdings, Inc.	226	1,247,278
Chipotle Mexican Grill, Inc.(1)	19,583	980,717
Choice Hotels International, Inc.	1,003	127,060
Cracker Barrel Old Country Store, Inc.(2)	1,031	59,221
Darden Restaurants, Inc.	2,793	598,289
Dave & Buster's Entertainment, Inc.(1)(2)	656	14,406
DoorDash, Inc., Class A(1)	858	179,022
Hilton Grand Vacations, Inc.(1)	199	7,596
Jack in the Box, Inc.	6	114
McDonald's Corp.	2,167	680,113
Papa John's International, Inc.	2	90
Planet Fitness, Inc., Class A(1)	442	45,451
Playa Hotels & Resorts NV(1)	4,268	57,447
Potbelly Corp.(1)	1,189	12,687
Sabre Corp.(1)	324	816
Six Flags Entertainment Corp.	264	8,860
Starbucks Corp.	2,524	211,890
Texas Roadhouse, Inc.	2,698	526,677
Travel & Leisure Co.	520	25,256
United Parks & Resorts, Inc.(1)	98	4,389
Vail Resorts, Inc.	137	21,943
Wendy's Co.	2,488	28,363
Wingstop, Inc.	137	46,813

Wyndham Hotels & Resorts, Inc.	835	69,121
Yum! Brands, Inc.	1,245	179,205
		5,326,148
Household Durables — 1.4%
Beazer Homes USA, Inc.(1)	1,196	24,542
Cavco Industries, Inc.(1)	197	85,418
Century Communities, Inc.	1,209	62,711
Champion Homes, Inc.(1)	1,543	100,912
DR Horton, Inc.	4,410	520,645
Dream Finders Homes, Inc., Class A(1)	15	313
Ethan Allen Interiors, Inc.	1,016	26,548
Garmin Ltd.	2,568	521,227
Green Brick Partners, Inc.(1)	1,310	76,569
Helen of Troy Ltd.(1)	685	18,420
Hovnanian Enterprises, Inc., Class A(1)	296	26,723
Installed Building Products, Inc.	827	131,890
KB Home	2,661	137,254
La-Z-Boy, Inc.	2,004	83,948
Leggett & Platt, Inc.	21	190
Lennar Corp., B Shares	433	43,863
Lennar Corp., Class A	5,013	531,779
LGI Homes, Inc.(1)	116	5,812
Lovesac Co.(1)	1,148	21,973
M/I Homes, Inc.(1)	1,358	144,776
Meritage Homes Corp.	2,876	182,942
Mohawk Industries, Inc.(1)	670	67,409
Newell Brands, Inc.	26	138
NVR, Inc.(1)	67	476,767
PulteGroup, Inc.	7,659	750,812
Somnigroup International, Inc.	2,326	151,330
Sonos, Inc.(1)	3,355	34,489
Taylor Morrison Home Corp.(1)	4,959	279,092
Toll Brothers, Inc.	3,333	347,465
TopBuild Corp.(1)	116	32,815
Tri Pointe Homes, Inc.(1)	4,549	134,105
Whirlpool Corp.	101	7,887
		5,030,764
Household Products — 1.0%
Central Garden & Pet Co.(1)	394	14,208
Central Garden & Pet Co., Class A(1)	2,191	70,046
Church & Dwight Co., Inc.	2,529	248,626
Clorox Co.	1,921	253,342
Colgate-Palmolive Co.	9,682	899,845
Energizer Holdings, Inc.	451	10,504
Kimberly-Clark Corp.	5,003	719,231
Oil-Dri Corp. of America	14	702
Procter & Gamble Co.	8,420	1,430,474
Spectrum Brands Holdings, Inc.	577	33,333
		3,680,311
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,034	76,857
Insurance — 5.4%
Aflac, Inc.	10,787	1,116,886
Allstate Corp.	3,891	816,604
American Financial Group, Inc.	2,175	269,656

American International Group, Inc.	11,857	1,003,576
AMERISAFE, Inc.	476	22,596
Aon PLC, Class A	1,093	406,683
Arch Capital Group Ltd.	8,966	852,129
Arthur J Gallagher & Co.	1,044	362,727
Assurant, Inc.	1,051	213,332
Assured Guaranty Ltd.	1,781	150,584
Axis Capital Holdings Ltd.	3,820	396,516
Brighthouse Financial, Inc.(1)	2,717	162,504
Brown & Brown, Inc.	15	1,693
Chubb Ltd.	3,696	1,098,451
Cincinnati Financial Corp.	2,517	379,614
CNA Financial Corp.	476	22,805
CNO Financial Group, Inc.	3,666	139,161
Erie Indemnity Co., Class A	462	165,632
Everest Group Ltd.	1,051	364,897
Fidelity National Financial, Inc.	4,306	235,840
First American Financial Corp.	3,079	171,839
Genworth Financial, Inc., Class A(1)	15,277	107,703
Globe Life, Inc.	2,726	332,218
Hanover Insurance Group, Inc.	1,051	184,955
Hartford Insurance Group, Inc.	8,952	1,162,328
Hippo Holdings, Inc.(1)	307	7,233
Horace Mann Educators Corp.	1,196	51,942
Kemper Corp.	656	41,807
Kinsale Capital Group, Inc.	496	234,107
Lincoln National Corp.	3,176	105,253
Markel Group, Inc.(1)	130	252,421
Marsh & McLennan Cos., Inc.	1,970	460,310
Mercury General Corp.	656	42,299
MetLife, Inc.	9,570	752,011
Old Republic International Corp.	9,274	350,557
Oscar Health, Inc., Class A(1)	2,509	34,624
Primerica, Inc.	1,591	430,525
Principal Financial Group, Inc.	6,559	510,880
Progressive Corp.	5,785	1,648,320
Prudential Financial, Inc.	5,186	538,773
Reinsurance Group of America, Inc.	2,147	436,464
RenaissanceRe Holdings Ltd.	1,061	264,635
RLI Corp.	1,373	105,542
Selective Insurance Group, Inc.	1,777	156,411
SiriusPoint Ltd.(1)	4,971	97,382
Skyward Specialty Insurance Group, Inc.(1)	976	61,830
Stewart Information Services Corp.	941	56,780
Travelers Cos., Inc.	5,106	1,407,724
United Fire Group, Inc.	195	5,548
Unum Group	5,524	451,366
W.R. Berkley Corp.	6,827	509,909
White Mountains Insurance Group Ltd.	84	149,923
Willis Towers Watson PLC	592	187,398
		19,492,903
Interactive Media and Services — 6.5%
Alphabet, Inc., Class A	37,559	6,450,383
Alphabet, Inc., Class C	30,300	5,237,355
Cargurus, Inc.(1)	4,834	151,498

Cars.com, Inc.(1)	3,736	38,294
EverQuote, Inc., Class A(1)	1,027	23,672
Match Group, Inc.	1,563	46,796
Meta Platforms, Inc., Class A	17,515	11,340,787
Pinterest, Inc., Class A(1)	2,662	82,815
Snap, Inc., Class A(1)	1,203	9,925
Taboola.com Ltd.(1)	6,524	24,139
TripAdvisor, Inc.(1)	672	9,569
Yelp, Inc.(1)	1,115	42,560
Ziff Davis, Inc.(1)	476	15,441
ZipRecruiter, Inc., Class A(1)	926	5,528
ZoomInfo Technologies, Inc.(1)	36	344
		23,479,106
IT Services — 1.2%
Accenture PLC, Class A	3,280	1,039,170
Akamai Technologies, Inc.(1)	2,234	169,628
Amdocs Ltd.	1,621	148,743
ASGN, Inc.(1)	2	106
Cloudflare, Inc., Class A(1)	296	49,103
Cognizant Technology Solutions Corp., Class A	5,709	462,372
DigitalOcean Holdings, Inc.(1)	373	10,556
DXC Technology Co.(1)	8,432	128,166
EPAM Systems, Inc.(1)	205	35,770
Gartner, Inc.(1)	867	378,376
Globant SA(1)	193	18,931
GoDaddy, Inc., Class A(1)	2,516	458,289
Hackett Group, Inc.	836	20,499
International Business Machines Corp.	3,458	895,830
Kyndryl Holdings, Inc.(1)	8,924	348,393
MongoDB, Inc.(1)	78	14,729
Okta, Inc.(1)	96	9,904
Snowflake, Inc., Class A(1)	804	165,359
Twilio, Inc., Class A(1)	530	62,381
VeriSign, Inc.	404	110,078
		4,526,383
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,166	79,568
Brunswick Corp.	2,883	145,938
Funko, Inc., Class A(1)	28	117
Hasbro, Inc.	250	16,678
JAKKS Pacific, Inc.	417	8,394
Malibu Boats, Inc., Class A(1)	853	25,709
MasterCraft Boat Holdings, Inc.(1)	836	14,220
Mattel, Inc.(1)	12,192	230,917
Polaris, Inc.	1,395	54,712
Topgolf Callaway Brands Corp.(1)	1,196	7,583
YETI Holdings, Inc.(1)	3,599	109,985
		693,821
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	2	19
Adaptive Biotechnologies Corp.(1)	15	143
Agilent Technologies, Inc.	1,422	159,150
Avantor, Inc.(1)	1,349	17,416
Azenta, Inc.(1)	1,196	31,957
Bio-Rad Laboratories, Inc., Class A(1)	126	28,593

Bio-Techne Corp.	753	36,445
Bruker Corp.	1,202	44,113
Charles River Laboratories International, Inc.(1)	188	25,499
Danaher Corp.	1,796	341,061
Fortrea Holdings, Inc.(1)	8	34
Illumina, Inc.(1)	85	6,990
IQVIA Holdings, Inc.(1)	510	71,568
Maravai LifeSciences Holdings, Inc., Class A(1)	40	90
Medpace Holdings, Inc.(1)	312	92,009
Mettler-Toledo International, Inc.(1)	79	91,286
OmniAb, Inc.(1)	47	—
OmniAb, Inc.(1)	47	—
Repligen Corp.(1)	116	13,696
Revvity, Inc.	296	26,764
Thermo Fisher Scientific, Inc.	843	339,577
Waters Corp.(1)	756	264,026
West Pharmaceutical Services, Inc.	697	146,963
		1,737,399
Machinery — 2.5%
AGCO Corp.	1,749	171,367
Alamo Group, Inc.	209	41,390
Albany International Corp., Class A	775	51,204
Allison Transmission Holdings, Inc.	1,425	147,516
Astec Industries, Inc.	391	15,362
Atmus Filtration Technologies, Inc.	2,548	91,779
Caterpillar, Inc.	1,879	653,948
Crane Co.	248	42,507
Cummins, Inc.	3,004	965,726
Deere & Co.	4,101	2,076,172
Donaldson Co., Inc.	3,569	248,224
Dover Corp.	488	86,742
Enerpac Tool Group Corp.	1,006	43,137
Enpro, Inc.	7	1,296
ESCO Technologies, Inc.	399	72,315
Fortive Corp.	46	3,229
Franklin Electric Co., Inc.	1,166	100,731
Gates Industrial Corp. PLC(1)	1,328	28,087
Graco, Inc.	3,117	263,885
Graham Corp.(1)	587	23,145
Greenbrier Cos., Inc.	639	28,800
Hillman Solutions Corp.(1)	2,801	20,279
IDEX Corp.	283	51,198
Illinois Tool Works, Inc.	2,146	525,942
Ingersoll Rand, Inc.	2,612	213,244
ITT, Inc.	1,415	213,014
JBT Marel Corp.	465	53,387
Kadant, Inc.	94	29,508
Kennametal, Inc.	2,777	59,789
Lincoln Electric Holdings, Inc.	1,789	346,332
Lindsay Corp.	420	58,548
Middleby Corp.(1)	64	9,352
Mueller Industries, Inc.	5,129	399,395
Mueller Water Products, Inc., Class A	377	9,248
Nordson Corp.	33	6,996
Oshkosh Corp.	2,214	219,607

Otis Worldwide Corp.	1,406	134,062
PACCAR, Inc.	2,872	269,537
Parker-Hannifin Corp.	327	217,357
Pentair PLC	56	5,554
REV Group, Inc.	41	1,537
Shyft Group, Inc.	15	157
Snap-on, Inc.	162	51,961
Standex International Corp.	55	8,302
Stanley Black & Decker, Inc.	476	31,145
Tennant Co.	740	55,071
Terex Corp.	2,974	133,860
Timken Co.	1,397	95,681
Titan International, Inc.(1)	2,189	15,848
Toro Co.	2,534	192,026
Trinity Industries, Inc.	1,440	37,066
Wabash National Corp.	1,795	15,563
Watts Water Technologies, Inc., Class A	307	74,331
Westinghouse Air Brake Technologies Corp.	1,222	247,235
Worthington Enterprises, Inc.	1,012	59,617
Xylem, Inc.	1,336	168,389
		9,186,700
Marine Transportation — 0.1%
Costamare Bulkers Holdings Ltd.(1)	309	2,892
Costamare, Inc.	1,556	13,335
Matson, Inc.	1,570	177,174
Safe Bulkers, Inc.	3,896	14,805
		208,206
Media — 0.8%
Altice USA, Inc., Class A(1)	8	19
Cable One, Inc.	207	30,290
Charter Communications, Inc., Class A(1)	313	124,033
Comcast Corp., Class A	40,325	1,394,035
EchoStar Corp., Class A(1)	5,703	101,114
Entravision Communications Corp., Class A	128	265
Fox Corp., Class A	7,388	405,897
Fox Corp., Class B	3,121	156,924
Ibotta, Inc., Class A(1)(2)	28	1,400
Interpublic Group of Cos., Inc.	186	4,457
John Wiley & Sons, Inc., Class A	196	7,668
Liberty Broadband Corp., Class A(1)	116	10,776
Liberty Broadband Corp., Class C(1)	840	78,792
New York Times Co., Class A	2,151	122,865
News Corp., Class A	5,668	160,064
News Corp., Class B	1,556	50,912
Nexstar Media Group, Inc., Class A	308	52,489
Omnicom Group, Inc.	107	7,858
Paramount Global, Class B	14,134	171,022
PubMatic, Inc., Class A(1)	1,016	11,887
Scholastic Corp.	1,305	22,537
Sinclair, Inc.	634	8,895
Sirius XM Holdings, Inc.	2	43
Thryv Holdings, Inc.(1)	656	8,725
Trade Desk, Inc., Class A(1)	1,355	101,923
WideOpenWest, Inc.(1)	3,091	13,013
		3,047,903

Metals and Mining — 0.6%
Commercial Metals Co.	4,543	211,658
Kaiser Aluminum Corp.	310	22,503
Newmont Corp.	10,059	530,310
Nucor Corp.	4,482	490,152
Radius Recycling, Inc., Class A	1,032	30,558
Reliance, Inc.	1,510	442,158
Royal Gold, Inc.	1,226	218,375
Ryerson Holding Corp.	1,252	25,992
Steel Dynamics, Inc.	431	53,043
Worthington Steel, Inc.	1,863	46,389
		2,071,138
Oil, Gas and Consumable Fuels — 0.0%
DHT Holdings, Inc.	4,760	55,121
Epsilon Energy Ltd.	327	2,321
Evolution Petroleum Corp.	26	117
Teekay Tankers Ltd., Class A	157	6,938
		64,497
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	3,648	328,575
Magnera Corp.(1)	185	2,224
Mercer International, Inc.	2,096	7,503
Sylvamo Corp.	1,710	90,579
		428,881
Personal Care Products — 0.2%
Edgewell Personal Care Co.	476	13,147
Estee Lauder Cos., Inc., Class A	1,278	85,549
Kenvue, Inc.	21,674	517,358
Nu Skin Enterprises, Inc., Class A	1,031	8,898
USANA Health Sciences, Inc.(1)	247	7,378
		632,330
Pharmaceuticals — 2.7%
Arvinas, Inc.(1)	1,599	11,513
Bristol-Myers Squibb Co.	18,515	893,904
Collegium Pharmaceutical, Inc.(1)	1,584	46,158
Corcept Therapeutics, Inc.(1)	1,140	88,418
Elanco Animal Health, Inc.(1)	2,996	40,266
Eli Lilly & Co.	3,014	2,223,337
Innoviva, Inc.(1)	2,542	49,747
Jazz Pharmaceuticals PLC(1)	1,721	185,989
Johnson & Johnson	15,633	2,426,398
Ligand Pharmaceuticals, Inc.(1)	382	39,037
Merck & Co., Inc.	23,592	1,812,809
Pacira BioSciences, Inc.(1)	2,046	52,869
Pfizer, Inc.	28,954	680,129
Royalty Pharma PLC, Class A	3,635	119,519
Supernus Pharmaceuticals, Inc.(1)	1,229	38,959
Theravance Biopharma, Inc.(1)	1,561	14,299
Viatris, Inc.	42,145	370,455
Zoetis, Inc.	3,545	597,793
		9,691,599
Professional Services — 1.5%
Alight, Inc., Class A	11,130	60,770
Amentum Holdings, Inc.(1)	244	5,045
Automatic Data Processing, Inc.	6,078	1,978,571

Barrett Business Services, Inc.	980	40,498
Booz Allen Hamilton Holding Corp.	1,225	130,156
Broadridge Financial Solutions, Inc.	856	207,862
CACI International, Inc., Class A(1)	3	1,284
CBIZ, Inc.(1)	222	16,037
Clarivate PLC(1)	3,778	15,943
Concentrix Corp.	20	1,119
Conduent, Inc.(1)	8,010	17,942
CRA International, Inc.	296	56,255
CSG Systems International, Inc.	1,230	81,254
Dun & Bradstreet Holdings, Inc.	612	5,514
Equifax, Inc.	484	127,868
ExlService Holdings, Inc.(1)	1,736	79,839
Exponent, Inc.	393	30,002
Franklin Covey Co.(1)	476	11,129
FTI Consulting, Inc.(1)	116	19,043
Genpact Ltd.	1,196	51,488
Heidrick & Struggles International, Inc.	1,092	47,677
IBEX Holdings Ltd.(1)	21	605
Insperity, Inc.	1,634	105,752
Jacobs Solutions, Inc.	54	6,820
KBR, Inc.	657	34,289
Kelly Services, Inc., Class A	1,016	11,908
Kforce, Inc.	1,071	43,697
Korn Ferry	1,690	114,937
Leidos Holdings, Inc.	271	40,249
ManpowerGroup, Inc.	1,382	57,975
Maximus, Inc.	296	21,463
Parsons Corp.(1)	476	30,864
Paychex, Inc.	4,731	747,072
Paycom Software, Inc.	1,546	400,553
Paylocity Holding Corp.(1)	153	29,208
RCM Technologies, Inc.(1)	11	252
Resources Connection, Inc.	477	2,488
Robert Half, Inc.	4,176	191,219
Science Applications International Corp.	47	5,430
SS&C Technologies Holdings, Inc.	33	2,667
TransUnion	251	21,493
TriNet Group, Inc.	639	53,171
TrueBlue, Inc.(1)	1,556	9,336
TTEC Holdings, Inc.(1)(2)	296	1,453
Verisk Analytics, Inc.	1,788	561,682
		5,479,879
Real Estate Management and Development — 0.3%
Anywhere Real Estate, Inc.(1)	2	7
CBRE Group, Inc., Class A(1)	3,484	435,570
CoStar Group, Inc.(1)	1,600	117,696
Cushman & Wakefield PLC(1)	1,765	17,703
Forestar Group, Inc.(1)	1,016	19,456
FRP Holdings, Inc.(1)	22	597
Howard Hughes Holdings, Inc.(1)	815	55,673
Jones Lang LaSalle, Inc.(1)	1,102	245,415
Kennedy-Wilson Holdings, Inc.	4,000	25,480
Marcus & Millichap, Inc.	1,376	39,643
Newmark Group, Inc., Class A	3,338	36,751

RE/MAX Holdings, Inc., Class A(1)	836	6,312
Seaport Entertainment Group, Inc.(1)	197	3,849
Tejon Ranch Co.(1)	477	7,961
Zillow Group, Inc., Class A(1)	572	37,849
Zillow Group, Inc., Class C(1)	2,669	179,117
		1,229,079
Semiconductors and Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(1)	10,945	1,211,940
Allegro MicroSystems, Inc.(1)	836	21,193
Amkor Technology, Inc.	2,305	41,536
Analog Devices, Inc.	2,143	458,559
Applied Materials, Inc.	11,739	1,840,088
Axcelis Technologies, Inc.(1)	1,041	58,650
Broadcom, Inc.	19,252	4,660,332
CEVA, Inc.(1)	190	3,564
Cirrus Logic, Inc.(1)	889	87,442
Cohu, Inc.(1)	1,110	18,948
Enphase Energy, Inc.(1)	1,114	46,109
Entegris, Inc.	201	13,817
First Solar, Inc.(1)	866	136,897
FormFactor, Inc.(1)	1,218	36,357
GLOBALFOUNDRIES, Inc.(1)	760	27,208
Intel Corp.	27,294	533,598
KLA Corp.	2,224	1,683,301
Kulicke & Soffa Industries, Inc.	2,163	69,540
Lam Research Corp.	21,801	1,761,303
Lattice Semiconductor Corp.(1)	670	30,110
Marvell Technology, Inc.	3,175	191,103
MaxLinear, Inc.(1)	318	3,622
Micron Technology, Inc.	15,870	1,499,080
MKS, Inc.	567	46,602
Monolithic Power Systems, Inc.	126	83,399
NVIDIA Corp.	97,764	13,210,849
NXP Semiconductors NV	1,350	258,026
ON Semiconductor Corp.(1)	8,179	343,682
Onto Innovation, Inc.(1)	778	71,529
Photronics, Inc.(1)	2,971	49,645
Qorvo, Inc.(1)	840	63,857
QUALCOMM, Inc.	9,785	1,420,782
Rambus, Inc.(1)	1,564	83,627
Semtech Corp.(1)	36	1,344
Skyworks Solutions, Inc.	1,473	101,681
SolarEdge Technologies, Inc.(1)(2)	308	5,501
Synaptics, Inc.(1)	762	44,775
Teradyne, Inc.	4,015	315,579
Texas Instruments, Inc.	7,766	1,420,013
Ultra Clean Holdings, Inc.(1)	1,818	35,215
Universal Display Corp.	319	45,729
Veeco Instruments, Inc.(1)	836	16,143
		32,052,275
Software — 7.9%
A10 Networks, Inc.	1,924	33,208
ACI Worldwide, Inc.(1)	656	30,347
Adeia, Inc.	945	12,134
Adobe, Inc.(1)	1,226	508,900

ANSYS, Inc.(1)	116	38,375
Autodesk, Inc.(1)	1,206	357,121
Bentley Systems, Inc., Class B	212	10,119
Bill Holdings, Inc.(1)	11	480
Box, Inc., Class A(1)	1,214	45,914
C3.ai, Inc., Class A(1)	599	15,927
Cadence Design Systems, Inc.(1)	1,803	517,587
Commvault Systems, Inc.(1)	296	54,212
Consensus Cloud Solutions, Inc.(1)	11	242
CoreCard Corp.(1)	16	422
Crowdstrike Holdings, Inc., Class A(1)	866	408,206
Daily Journal Corp.(1)	1	421
Datadog, Inc., Class A(1)	653	76,976
Digital Turbine, Inc.(1)	6	28
Docusign, Inc.(1)	1,588	140,713
Dolby Laboratories, Inc., Class A	670	49,754
Dropbox, Inc., Class A(1)	1,231	35,527
Dynatrace, Inc.(1)	476	25,709
Elastic NV(1)	55	4,448
Fair Isaac Corp.(1)	130	224,416
Fortinet, Inc.(1)	4,609	469,104
Gen Digital, Inc.	2,996	85,326
Guidewire Software, Inc.(1)	519	111,595
HubSpot, Inc.(1)	5	2,950
InterDigital, Inc.	1,540	334,580
Intuit, Inc.	693	522,155
JFrog Ltd.(1)	36	1,546
LiveRamp Holdings, Inc.(1)	476	15,508
Manhattan Associates, Inc.(1)	681	128,559
MARA Holdings, Inc.(1)(2)	1,266	17,876
Microsoft Corp.	43,130	19,855,327
NCR Voyix Corp.(1)	214	2,373
Nutanix, Inc., Class A(1)	836	64,113
Olo, Inc., Class A(1)	2	17
Oracle Corp.	4,048	670,065
Palantir Technologies, Inc., Class A(1)	4,241	558,879
Palo Alto Networks, Inc.(1)	6,363	1,224,368
Progress Software Corp.	524	32,257
PROS Holdings, Inc.(1)	28	493
PTC, Inc.(1)	52	8,753
Qualys, Inc.(1)	691	95,738
Rapid7, Inc.(1)	35	803
RingCentral, Inc., Class A(1)	116	3,008
Roper Technologies, Inc.	161	91,813
Salesforce, Inc.	1,596	423,531
ServiceNow, Inc.(1)	684	691,586
SPS Commerce, Inc.(1)	127	17,877
Synopsys, Inc.(1)	527	244,517
Tenable Holdings, Inc.(1)	96	3,093
Teradata Corp.(1)	1,232	27,055
Tyler Technologies, Inc.(1)	126	72,701
Unity Software, Inc.(1)	20	522
Workday, Inc., Class A(1)	501	124,103
Xperi, Inc.(1)	592	4,612
Zoom Communications, Inc., Class A(1)	851	69,144

Zscaler, Inc.(1)	116	31,981
		28,599,114
Specialty Retail — 3.6%
1-800-Flowers.com, Inc., Class A(1)(2)	1,438	7,075
Abercrombie & Fitch Co., Class A(1)	2,882	226,208
Advance Auto Parts, Inc.	2,106	100,941
American Eagle Outfitters, Inc.	8,035	88,064
Arhaus, Inc.(1)	3,011	27,039
Asbury Automotive Group, Inc.(1)	759	172,984
AutoNation, Inc.(1)	1,741	320,083
AutoZone, Inc.(1)	43	160,521
Bath & Body Works, Inc.	1,196	33,632
Best Buy Co., Inc.	5,869	388,997
Boot Barn Holdings, Inc.(1)	1,020	163,516
Buckle, Inc.	1,376	58,631
Build-A-Bear Workshop, Inc.	1,196	61,044
Burlington Stores, Inc.(1)	2,124	484,845
Caleres, Inc.	1,916	25,770
CarMax, Inc.(1)	4,914	316,756
Carvana Co.(1)	647	211,672
Cato Corp., Class A	45	115
Chewy, Inc., Class A(1)	1,016	45,974
Dick's Sporting Goods, Inc.	1,848	331,420
Five Below, Inc.(1)	1,611	187,794
Floor & Decor Holdings, Inc., Class A(1)	2,288	164,027
Foot Locker, Inc.(1)	3,397	80,713
GameStop Corp., Class A(1)	3,726	111,035
Gap, Inc.	12,384	276,287
Genesco, Inc.(1)	656	14,255
Guess?, Inc.	1,916	20,080
Haverty Furniture Cos., Inc.	656	13,750
Home Depot, Inc.	4,309	1,586,962
Lithia Motors, Inc.	948	300,431
Lowe's Cos., Inc.	1,842	415,795
MarineMax, Inc.(1)	1,016	21,539
National Vision Holdings, Inc.(1)	476	9,430
ODP Corp.(1)	1,681	27,652
O'Reilly Automotive, Inc.(1)	305	417,087
Penske Automotive Group, Inc.	1,034	169,762
PetMed Express, Inc.(1)(2)	18	67
Revolve Group, Inc.(1)	3	62
RH(1)	315	57,050
Ross Stores, Inc.	6,883	964,239
Sally Beauty Holdings, Inc.(1)	1,916	16,688
Shoe Carnival, Inc.	656	12,608
Signet Jewelers Ltd.(2)	2,514	167,357
Sleep Number Corp.(1)	2	22
Sonic Automotive, Inc., Class A	854	59,720
TJX Cos., Inc.	17,644	2,239,024
Tractor Supply Co.	15,456	748,070
Ulta Beauty, Inc.(1)	1,615	761,408
Upbound Group, Inc.	1,120	25,693
Urban Outfitters, Inc.(1)	2,566	179,363
Victoria's Secret & Co.(1)	4,145	87,915
Wayfair, Inc., Class A(1)	852	35,136

Williams-Sonoma, Inc.	4,970	803,947
Zumiez, Inc.(1)	836	10,442
		13,210,697
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	87,725	17,619,566
Dell Technologies, Inc., Class C	2,399	266,937
Eastman Kodak Co.(1)	370	2,102
Hewlett Packard Enterprise Co.	11,750	203,040
HP, Inc.	4,215	104,954
Immersion Corp.	1,412	10,618
NetApp, Inc.	2,796	277,251
Pure Storage, Inc., Class A(1)	1,454	77,920
Sandisk Corp.(1)	864	32,564
Seagate Technology Holdings PLC	1,854	218,661
Super Micro Computer, Inc.(1)(2)	8,553	342,291
Western Digital Corp.(1)	2,916	150,320
Xerox Holdings Corp.	35	171
		19,306,395
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	6,076	110,097
Carter's, Inc.	1,564	49,063
Columbia Sportswear Co.	1,021	65,119
Crocs, Inc.(1)	1,069	109,038
Deckers Outdoor Corp.(1)	4,738	499,954
G-III Apparel Group Ltd.(1)	1,968	57,170
Hanesbrands, Inc.(1)	4,784	23,681
Kontoor Brands, Inc.	2,305	158,123
Levi Strauss & Co., Class A	2,456	42,612
Lululemon Athletica, Inc.(1)	2,309	731,191
Movado Group, Inc.	656	10,627
NIKE, Inc., Class B	17,361	1,051,903
Oxford Industries, Inc.	850	45,628
PVH Corp.	1,649	138,137
Ralph Lauren Corp.	1,595	441,512
Skechers USA, Inc., Class A(1)	4,736	293,821
Steven Madden Ltd.	3,208	79,077
Tapestry, Inc.	9,124	716,690
Under Armour, Inc., Class A(1)	5,586	37,482
Under Armour, Inc., Class C(1)	3,536	22,277
VF Corp.	16,898	210,549
		4,893,751
Trading Companies and Distributors — 1.4%
Air Lease Corp.	4,184	241,040
Applied Industrial Technologies, Inc.	683	154,713
BlueLinx Holdings, Inc.(1)	647	43,297
Boise Cascade Co.	2,328	202,257
Core & Main, Inc., Class A(1)	1,523	83,476
DNOW, Inc.(1)	4,373	63,059
Fastenal Co.	20,812	860,368
FTAI Aviation Ltd.	347	40,651
GATX Corp.	1,431	227,872
GMS, Inc.(1)	1,710	129,498
H&E Equipment Services, Inc.	1,709	161,740
Herc Holdings, Inc.	1,562	193,688
Hudson Technologies, Inc.(1)	1,740	12,441

McGrath RentCorp	840	94,399
MRC Global, Inc.(1)	3,195	39,650
MSC Industrial Direct Co., Inc., Class A	883	71,700
Rush Enterprises, Inc., Class A	2,169	107,691
Rush Enterprises, Inc., Class B	774	40,414
SiteOne Landscape Supply, Inc.(1)	308	35,978
Titan Machinery, Inc.(1)	1,016	18,979
United Rentals, Inc.	1,262	893,976
Watsco, Inc.	323	143,273
WESCO International, Inc.	1,271	213,388
WW Grainger, Inc.	1,056	1,148,463
		5,222,011
Water Utilities — 0.0%
American Water Works Co., Inc.	382	54,615
California Water Service Group	801	37,847
		92,462
Wireless Telecommunication Services — 0.5%
Gogo, Inc.(1)	1,905	20,212
T-Mobile U.S., Inc.	7,806	1,890,613
		1,910,825
TOTAL COMMON STOCKS (Cost $294,737,172)		362,274,121
RIGHTS — 0.0%
Biotechnology — 0.0%
Mirati Therapeutics, Inc.(1)	384	269
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $409)		409
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	565,157	565,157
State Street Navigator Securities Lending Government Money Market Portfolio(3)	193,779	193,779
TOTAL SHORT-TERM INVESTMENTS (Cost $758,936)		758,936
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $295,496,517)		363,033,466
OTHER ASSETS AND LIABILITIES — 0.0%		114,776
TOTAL NET ASSETS — 100.0%		$363,148,242

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $245,239. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $254,064, which includes securities collateral of $60,285.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.